--------------------------------------------------------------------------------
Refer to 485BPOS submission dated November 3, 1997 (Accession Number 0000101507-97-000102) for Statement of Additional Information and Part C.
--------------------------------------------------------------------------------


                                   PROSPECTUS

GOLD AND NATURAL
RESOURCES FUNDS

U.S. Gold Shares Fund
U.S. World Gold Fund
U.S. Global Resources Fund


EQUITY FUNDS

China Region Opportunity Fund
U.S. All American Equity Fund
U.S. Income Fund
U.S. Real Estate Fund


TAX-FREE FUNDS

U.S. Tax Free Fund
United Services Near-Term Tax Free Fund


GOVERNMENT
SECURITIES MONEY
MARKET FUNDS

U.S. Government Securities Savings Fund
U.S. Treasury Securities Cash Fund

                                   PROSPECTUS

                                NOVEMBER 3, 1997

This prospectus gives vital information about these no-load funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

You can find more detailed information in the current Statement of Additional Information (SAI). For a free copy, call 1-800-US-FUNDS. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference.

Please note that shares of these funds:

     o Are not insured, guaranteed, sponsored, recommended, or approved by the United States government or any agency thereof

     o may not be able to maintain a stable $1 share price (only applicable to government securities money market funds)

 ------------------------------------------------------------------------------
|   LIKE ALL MUTUAL FUND SHARES,  THESE  SECURITIES HAVE NOT BEEN APPROVED OR  |
|   DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY  STATE  |
|   SECURITIES COMMISSION,  NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR  |
|   ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF  |
|   THIS  PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS A  CRIMINAL  |
|   OFFENSE.                                                                   |
-------------------------------------------------------------------------------

U.S. GLOBAL
INVESTORS FUNDS
P. O. Box 781234
San Antonio, Texas 78278-1234

PHONE:
1-800-US-FUNDS

INTERNET:
http://www.us-global.com

GOLD AND NATURAL
RESOURCES FUNDS
U.S. Gold Shares Fund
U.S. World Gold Fund
U.S. Global Resources Fund

EQUITY FUNDS
China Region Opportunity Fund
U.S. All American Equity Fund
U.S. Income Fund
U.S. Real Estate Fund

TAX-FREE FUNDS
U.S. Tax Free Fund
United Services Near-Term Tax Free Fund

GOVERNMENT
SECURITIES MONEY
MARKET FUNDS
U.S. Government Securities Savings Fund
U.S. Treasury Securities Cash Fund

                                    CONTENTS

               OVERVIEW

A LOOK AT EXPENSES AND FINANCIAL HISTORY

Investor expenses                                                3
      Shareholder transaction expenses                           3
      Annual fund operating expenses                             3
      Example                                                    4
      Financial highlights                                       6

A FUND-BY-FUND REVIEW OF INVESTMENT GOALS,
STRATEGIES AND RISKS

Investment objectives & policies                                17
Common investment practices                                     25
Risk considerations                                             28
Strategic transactions                                          31

INSTRUCTIONS AND POLICIES
FOR OPENING, MAINTAINING
AND CLOSING AN ACCOUNT

Your account                                                    34
      Buying shares                                             34
      Exchanging between funds                                  36
      Selling (redeeming) shares                                36

Transaction policies                                            40
      Valuation of shares
      Execution of requests
      Trader's fee paid to the fund
      Telephone transactions

Dividends and account policies                                  42
      Account statements
      Dividend reinvestment
      Taxability of dividends
      Taxability of transactions
      Performance information
      Small accounts

DETAILS THAT APPLY TO THE FUNDS AS A GROUP

Fund details                                                    45
      How the funds are organized
      The management firm (the
      adviser)
      The transfer agent
      Other service providers

For more information                                            46
      Reports to shareholders
      Statement of additional
      information (SAI)

U.S. Global Investors Funds are designed to make available to mutual fund investors the expertise of the investment professionals at U.S. Global Investors, Inc., the adviser. The adviser is the organization employed by the funds to give professional advice on its investments and asset management practices.

GOLD & NATURAL RESOURCES FUNDS

U.S. Global Investors offers three gold and natural resources funds:

      o     U.S. Gold Shares Fund
            (Gold Shares Fund)

      o     U.S. World Gold Fund
            (World Gold Fund)

      o     U.S. Global Resources Fund
            (Global Resources Fund)

EQUITY FUNDS

U.S. Global Investors offers four diversified equity funds:

      o     China Region Opportunity Fund (China Region Fund)

      o     U.S. All American Equity Fund
            (All American Fund)

      o     U.S. Income Fund
            (Income Fund)

      o     U.S. Real Estate Fund
            (Real Estate Fund)

TAX-FREE FUNDS

U.S. Global Investors offers two tax-free funds:

      o     U.S. Tax Free Fund
            (Tax Free Fund)

      o     United Services Near-Term
            Tax Free Fund
            (Near-Term Tax Free Fund)

GOVERNMENT SECURITIES MONEY MARKET FUNDS

U.S. Global Investors offers two money market funds that invest principally in government securities:

      o     U.S. Government Securities Savings Fund
            (Government Securities Savings Fund)

      o     U.S. Treasury Securities Cash Fund
            (Treasury Cash Fund)

                                    INVESTOR
                                    EXPENSES

The figures below summarize an investor's maximum transaction costs and expenses for the most recent fiscal year. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES

      Maximum sales charge                                                  None

      Redemption fee (does not include wire redemption                      None
      fee--currently $10)

      Deferred sales charge                                                 None

      Administrative exchange fee                                             $5

      Account closing fee (does not apply to exchanges)                      $10

      Trader's fee (paid if shares are redeemed or exchanged before a required number of calendar days)

      o     Gold and natural resources fund shares held
            less than 30 days                                              0.25%

      o     Income Fund, Real Estate Fund, All American Fund shares
            held less than 30 days                                         0.10%

      o     China Region Fund shares held less than 180 days               1.00%

      o     Tax-free and government securities money market fund shares     None

ANNUAL FUND OPERATING EXPENSES

Annual fund operating expenses are based on historical expenses, adjusted to reflect current fees and calculated as a percentage of average fund net assets. The adviser has guaranteed that total fund operating expenses will not exceed 1.00% for the All American Fund, 0.70% for the Tax Free Fund and Near-Term Tax Free Funds and 0.40% for the Government Securities Savings Fund on an annualized basis through June 30, 1998, and until such later date as the adviser determines. Expense offset arrangements have been made with the Funds' custodian so the custodian fees are paid indirectly by credits earned on the Funds' cash balances.

GOLD AND NATURAL RESOURCES FUNDS

                                                   Gold       World     Global
                                                  Shares       Gold    Resources
                                                   Fund        Fund      Fund
                                                  ------       ----    ---------
Management fee .............................       0.75%       0.99%       1.00%
Other expenses
       (after reduction) ...................       1.05%       0.53%       1.30%
Total fund operating expenses
       (after reduction) ...................       1.80%       1.52%       2.30%

In the absence of offset arrangements, other expenses and total fund operating expenses would have been 1.09% and 1.84% for the Gold Shares Fund, 0.55% and 1.54% for the World Gold Fund and 1.34% and 2.34% for the Global Resources Fund.

EQUITY FUNDS

                                               China     All               Real
                                               Region  American  Income   Estate
                                                Fund     Fund     Fund     Fund
                                               ------  --------  ------   ------
Management fee
       (after reduction or waiver) ......       1.25%    0.00%    0.75%    0.75%
Other expenses
       (after reduction) ................       1.27%    1.00%    1.44%    1.05%
Total fund operating expenses
       (after reduction or waiver) ......       2.52%    1.00%    2.19%    1.80%

In the absence of expense guarantees and offset arrangements, management fees, other expenses and total fund operating expenses would have been 1.25%, 1.29% and 2.54% for the China Region Fund, 0.75%, 1.06% and 1.81% for the All American Fund, 0.75%, 1.45% and 2.20% for the Income Fund, and 0.75%, 1.07% and 1.82% for
the Real Estate Fund.

TAX-FREE AND GOVERNMENT SECURITIES MONEY MARKET FUNDS

                                                          Government
                                     Tax      Near-Term   Securities    Treasury
                                     Free      Tax Free     Savings       Cash
                                     Fund        Fund        Fund         Fund
                                     ----      --------     -------       ----
Management fee
       (after reduction or waiver)   0.00%       0.00%       0.03%        0.50%
Other expenses
      (after reduction)              0.70%       0.70%       0.26%        0.54%
Total fund operating expenses
       (after reduction or waiver)   0.70%       0.70%       0.29%        1.04%

In the absence of expense guarantees and offset arrangements, management fees, other expenses and total fund operating expenses would have been 0.75%, 0.71% and 1.46% for the Tax Free Fund, 0.50%, 1.42% and 1.92% for the Near-Term Tax Free Fund, and 0.42%, 0.28% and 0.70% for the Government Securities Savings Fund.

The example below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

GOLD AND NATURAL RESOURCES FUNDS

                                        Gold        World      Global
                                       Shares       Gold      Resources
                                        Fund        Fund        Fund
                                       ------       ----      ---------
      1 year                             $28         $25         $33
      3 years                            $67         $58         $82
      5 years                           $107         $93        $133
      10 years                          $222        $191        $274

EQUITY FUNDS

                                 China        All                    Real
                                Region     American     Income      Estate
                                 Fund        Fund        Fund        Fund
                                ------     --------     ------      ------
      1 year                      $36         $32         $32         $28
      3 years                     $89         $78         $79         $67
      5 years                    $146        $125        $127        $107
      10 years                   $299        $252        $262        $222


TAX FREE AND GOVERNMENT
SECURITIES MONEY MARKET FUNDS
                                             Near-    Government
                                             Term     Securities   Treasury
                               Tax Free    Tax Free     Savings      Cash
                                 Fund        Fund        Fund        Fund
                               --------    --------     -------      ----
      1 year                      $17         $17         $13         $21
      3 years                     $32         $32         $19         $43
      5 years                     $49         $49         $26         $67
      10 years                    $97         $97         $47        $137

These estimates include an account closing fee of $10 for each period. The All American Fund also includes account maintenance fees of $12, $36, $60, and $120, respectively, for the periods shown.

The account closing and maintenance fees are flat charges that do not vary with the size of your investment. Therefore, for investments larger than $1,000, total expenses will be much lower than this example implies.

In conformance with SEC regulations, the example is based on a $1,000 investment. The minimum investment, however, is $5,000 for most of the funds. In practice, a $1,000 account would be assessed a monthly $1.00 small account charge ($5.00 in the tax free funds and China Region Fund), which is not reflected in the example. See Small Accounts section.

The example does not represent past or future expenses. Actual expenses may be more or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report is included in the Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights should be read in conjunction with the financial statements and notes included in the Annual Report.

U.S. GOLD SHARES FUND
Per share for each year ended June 30,                       1997       1996        1995         1994       1993        1992
                                                           -------     -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                           $1.84       $2.14       $2.48       $2.49       $2.21       $3.57
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.04        0.05        0.06        0.07        0.04        0.07
      Net realized and unrealized gain (loss)               (0.89)      (0.30)      (0.33)      (0.02)        0.29      (1.35)
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                            (0.85)      (0.25)      (0.27)        0.05        0.33      (1.28)
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.05)      (0.05)      (0.06)      (0.06)      (0.04)      (0.08)
      In excess of net investment income                       --          --       (0.01)         --       (0.01)         --
      From net realized gains                                  --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (0.05)      (0.05)      (0.07)      (0.06)      (0.05)      (0.08)

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $0.94       $1.84       $2.14       $2.48       $2.49       $2.21
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                     (46.49)%    (11.73)%    (11.21)%       1.85%      16.70%    (36.45)%
Ratios to average net assets (a)
      Net investment income                                  2.68%       1.81%       2.47%       2.61%       2.58%       2.52%
      Total expenses                                         1.84%       1.58%       1.47%       1.52%       1.95%       1.64%
      Expenses reimbursed or offset                        (0.04)%     (0.04)%     (0.05)%     (0.06)%     (0.07)%     (0.10)%
      Net expenses                                           1.80%       1.54%       1.42%       1.46%       1.88%       1.54%
Average commission rate (b)                                $0.0340     $0.0523         n/a         n/a         n/a         n/a
Portfolio turnover rate                                        44%         24%         33%         29%         20%         25%
Net assets, end of year (in thousands)                     $79,523    $153,839    $211,171    $263,827    $299,808    $187,937

U.S. GOLD SHARES FUND
Per share for each year ended June 30,                      1991        1990        1989        1988
                                                           -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                           $3.82       $3.77       $3.74       $6.32
------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.10        0.16        0.20        0.30
      Net realized and unrealized gain (loss)               (0.25)        0.08        0.04      (2.48)
------------------------------------------------------------------------------------------------------
Total from investment activities                            (0.15)        0.24        0.24      (2.18)
------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.10)      (0.19)      (0.21)      (0.40)
      In excess of net investment income                       --          --          --          --
      From net realized gains                                  --          --          --          --
------------------------------------------------------------------------------------------------------
Total distributions                                         (0.10)      (0.19)      (0.21)      (0.40)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $3.57       $3.82       $3.77       $3.74
------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                      (3.77)%       5.51%       7.03%    (36.44)%
Ratios to average net assets (a)
      Net investment income                                  2.71%       3.80%       5.46%       5.10%
      Total expenses                                         1.54%       1.46%       1.64%       1.31%
      Expenses reimbursed or offset                            --          --      (0.10)%         --
      Net expenses                                           1.54%       1.46%       1.54%       1.31%
Average commission rate (b)                                    n/a         n/a         n/a         n/a
Portfolio turnover rate                                        49%         13%          7%         18%
Net assets, end of year (in thousands)                    $343,148    $295,108    $239,111    $238,051

U.S. WORLD GOLD FUND
Per share for each year ended June 30,                       1997        1996        1995        1994        1993        1992
                                                           -------     -------     -------     -------     -------     -------

NET ASSET VALUE, BEGINNING OF YEAR                          $21.12      $15.81      $15.63      $14.59       $9.51      $10.04
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                          (0.12)      (0.08)      (0.12)      (0.09)      (0.12)      (0.13)
      Net realized and unrealized gain (loss)               (3.94)        5.39        0.33        1.13        5.20      (0.40)
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                            (4.06)        5.31        0.21        1.04        5.08      (0.53)
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (1.11)         --          --          --          --          --
      In excess of net investment income                       --          --       (0.03)         --          --          --
      From net realized gains                                  --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (1.11)         --       (0.03)         --          --          --

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $15.95      $21.12      $15.81      $15.63      $14.59       $9.51
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                     (20.10)%      33.59%       1.36%       7.13%      53.58%     (5.37)%
Ratios to average net assets (a)
      Net investment income                                (0.60)%     (0.40)%     (0.66)%     (0.66)%     (1.15)%     (1.18)%
      Total expenses                                         1.54%       1.53%       1.58%       1.57%       2.06%       2.20%
      Expenses reimbursed or offset                        (0.02)%     (0.02)%     (0.03)%     (0.04)%     (0.06)%         --
      Net expenses                                           1.52%       1.51%       1.55%       1.53%       2.00%       2.20%
Average commission rate paid (b)                           $0.0220     $0.0202         n/a         n/a         n/a         n/a
Portfolio turnover rate                                        40%         26%         28%         20%         26%         47%
Net assets, end of year (in thousands)                    $187,466    $248,781    $181,473    $202,819    $109,805     $57,942

U.S. WORLD GOLD FUND
Per share for each year ended June 30,                       1991*       1990*       1989*       1988*
                                                           -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                          $10.77      $11.57      $14.03      $20.47
------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                          (0.10)      (0.04)        0.02         --
      Net realized and unrealized gain (loss)               (0.63)      (0.66)      (2.48)      (4.14)
------------------------------------------------------------------------------------------------------
Total from investment activities                            (0.73)      (0.70)      (2.46)      (4.14)
------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                               --       (0.10)         --          --
      In excess of net investment income                       --          --          --          --
      From net realized gains                                  --          --          --       (2.30)
------------------------------------------------------------------------------------------------------
Total distributions                                            --       (0.10)         --       (2.30)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $10.04      $10.77      $11.57      $14.03
------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                      (7.03)%     (7.02)%     (16.42)%    (21.29)%
Ratios to average net assets (a)
      Net investment income                                (0.95)%     (0.24)%       0.13%       0.04%
      Total expenses                                         2.22%       1.95%       2.00%       1.59%
      Expenses reimbursed or offset                            --          --          --      (0.12)%
      Net expenses                                           2.22%       1.95%       2.00%       1.47%
Average commission rate paid (b)                               n/a         n/a         n/a         n/a
Portfolio turnover rate                                        44%         26%          0%         39%
Net assets, end of year (in thousands)                     $65,423     $72,626     $85,119    $104,273

*Adjusted to reflect a 1-for-10 reverse stock split as of September 30, 1990.

U.S. GLOBAL RESOURCES FUND
Per share for each year ended June 30,                      1997        1996        1995        1994        1993        1992
                                                           -------     -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                           $6.98       $5.76       $5.74       $6.10       $5.78       $5.76
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                          (0.05)      (0.01)      (0.03)      (0.02)        0.01        0.00
      Net realized and unrealized gain (loss)                 1.34        1.31        0.36      (0.18)        0.35        0.25
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                              1.29        1.30        0.33      (0.20)        0.36        0.25
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.04)         --          --          --       (0.01)      (0.07)
      In excess of net investment income                       --       (0.01)         --       (0.01)      (0.03)         --
      From net realized gains                               (0.90)      (0.07)         --       (0.15)         --       (0.16)
      In excess of net realized gains                           --          --      (0.31)          --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (0.94)      (0.08)      (0.31)      (0.16)      (0.04)      (0.23)

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $7.33       $6.98       $5.76       $5.74       $6.10       $5.78
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                       18.96%      22.80%       5.94%     (3.73)%       6.46%       4.31%
Ratios to average net assets (a)
      Net investment income                                (0.76)%     (0.13)%     (0.60)%     (0.34)%       0.17%       0.61%
      Total expenses                                         2.34%       2.58%       2.51%       2.44%       2.48%       2.34%
      Expenses reimbursed or offset                        (0.04)%     (0.01)%     (0.02)%     (0.01)%     (0.02)%     (0.01)%
      Net expenses                                           2.30%       2.57%       2.49%       2.43%       2.46%       2.33%
Average commission rate paid (b)                           $0.0179     $0.0306         n/a         n/a         n/a         n/a
Portfolio turnover rate                                        52%        117%         50%         58%        120%         55%
Net assets, end of year (in thousands)                     $29,983     $24,534     $21,452     $21,620     $23,939     $25,384

U.S. GLOBAL RESOURCES FUND
Per share for each year ended June 30,                        1991*       1990*       1989*      1988*
                                                           -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                           $6.31       $7.07       $7.67     $11.00
------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.03        0.12        0.13       0.14
      Net realized and unrealized gain (loss)                (0.12)        0.02      (0.33)     (2.77)
------------------------------------------------------------------------------------------------------
Total from investment activities                             (0.09)        0.14      (0.20)     (2.63)
------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                             (0.04)      (0.50)         --         --
      In excess of net investment income                        --          --          --         --
      From net realized gains                                (0.42)      (0.40)      (0.40)     (0.70)
      In excess of net realized gains                            --          --          --         --
------------------------------------------------------------------------------------------------------
Total distributions                                          (0.46)      (0.90)     (0.40)      (0.70)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $5.76       $6.31       $7.07      $7.67
------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                       (1.26)%     (0.47)%     (2.36)%   (24.01)%
Ratios to average net assets (a)
      Net investment income                                   0.58%       1.37%       1.78%      1.78%
      Total expenses                                          2.50%       2.94%       4.40%      6.15%
      Expenses reimbursed or offset                         (0.07)%     (0.84)%     (2.36)%    (6.64)%
      Net expenses                                            2.43%       2.10%       2.04%    (0.49)%
Average commission rate paid (b)                                n/a         n/a         n/a        n/a
Portfolio turnover rate                                         82%         70%         21%        27%
Net assets, end of year (in thousands)                      $28,157     $31,694     $37,064    $44,930

*Adjusted to reflect a 1-for-10 reverse stock split as of September 30, 1990.

CHINA REGION OPPORTUNITY FUND
Per share for each year ended June 30,                              1997        1996        1995      1994*
                                                                   -----       -----       -----      ------
NET ASSET VALUE, BEGINNING OF YEAR                                 $6.43       $6.67       $7.75       $9.92
------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                                  0.05        0.08        0.10        0.04
      Net realized and unrealized gain (loss)                       2.15      (0.22)      (1.09)      (2.17)
------------------------------------------------------------------------------------------------------------
Total from investment activities                                    2.20      (0.14)      (0.99)      (2.13)
------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                                  (0.03)      (0.08)      (0.09)      (0.04)
      In excess of net investment income                             --       (0.02)         --          --
------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.03)      (0.10)      (0.09)      (0.04)

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                       $8.60       $6.43       $6.67       $7.75
------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                             34.38%     (2.07)%    (12.79)%    (21.48)%
Ratios to average net assets (a)
      Net investment income                                        0.87%       1.24%       1.53%       1.33%
      Total expenses                                               2.54%       2.60%       2.51%       3.26%
      Expenses reimbursed or offset                              (0.32)%     (0.45)%     (0.60)%     (1.38)%
      Net expenses                                                 2.22%       2.15%       1.95%       1.88%
Average commission rate paid (b)                                 $0.0034     $0.0028         n/a         n/a
Portfolio turnover rate                                              24%         37%         54%         13%
Net assets, end of year (in thousands)                           $42,099     $20,967     $19,022      $7,655

*For the period February 10, 1994, effective date of registration and public offering, through June 30, 1994. Ratios are annualized for periods of less than one year.

U.S. ALL AMERICAN EQUITY FUND                                1997        1996        1995        1994        1993        1992
Per share for each year ended June 30,                      ------      ------      ------      ------      ------        ----
NET ASSET VALUE, BEGINNING OF YEAR                          $24.55      $20.08      $19.52      $20.60      $18.79      $17.12
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.38        0.41        0.44        0.44        0.36        0.17
      Net realized and unrealized gain (loss)                 7.64        4.44        2.68      (0.75)        1.91        1.62
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                              8.02        4.85        3.12      (0.31)        2.27        1.79
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.43)      (0.38)      (0.39)      (0.44)      (0.37)      (0.12)
      In excess of net investment income                       --          --          --       (0.02)      (0.09)         --
      From net realized gains                               (0.80)         --          --       (0.31)         --          --
      In excess of net realized gains                           --         --       (2.17)         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (1.23)      (0.38)      (2.56)      (0.77)      (0.46)      (0.12)

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $31.34      $24.55      $20.08      $19.52      $20.60      $18.79
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                       33.68%      24.31%      17.98%     (1.67)%      12.15%      10.51%
Ratios to average net assets (a)
      Net investment income                                  1.51%       1.84%       2.33%       2.11%       1.86%       0.78%
      Total expenses                                         1.81%       1.90%       2.17%       2.08%       1.75%       2.03%
      Expenses reimbursed or offset                        (1.14)%     (1.22)%     (1.47)%     (1.47)%     (0.72)%         --
      Net expenses                                           0.67%       0.68%       0.70%       0.61%       1.03%       2.03%
Average commission rate paid (b)                           $0.1000     $0.1000         n/a         n/a         n/a         n/a
Portfolio turnover rate                                         7%         16%         97%        117%         12%         35%
Net assets, end of year (in thousands)                     $25,478     $15,220     $11,931     $10,227     $12,331     $11,825

U.S. ALL AMERICAN EQUITY FUND                                 1991        1990        1989       1988
Per share for each year ended June 30,                      ------      ------      ------     ------
NET ASSET VALUE, BEGINNING OF YEAR                          $16.11      $16.67      $16.44     $20.24
-----------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.14        0.49        0.43       0.40
      Net realized and unrealized gain (loss)                 0.97      (0.55)        0.28     (3.46)
-----------------------------------------------------------------------------------------------------
Total from investment activities                              1.11      (0.06)        0.71     (3.06)
-----------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.10)      (0.50)      (0.48)     (0.74)
      In excess of net investment income                       --          --          --         --
      From net realized gains                                  --          --          --         --
      In excess of net realized gains                          --          --          --         --
-----------------------------------------------------------------------------------------------------
Total distributions                                         (0.10)      (0.50)      (0.48)     (0.74)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $17.12      $16.11      $16.67     $16.44
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                        6.84%     (0.40)%       4.45%   (15.45)%
Ratios to average net assets (a)
      Net investment income                                  0.83%       2.63%       2.62%      1.68%
      Total expenses                                         2.80%       2.10%       1.97%      1.43%
      Expenses reimbursed or offset                            --          --          --         --
      Net expenses                                           2.80%       2.10%       1.97%      1.43%
Average commission rate paid (b)                               n/a         n/a         n/a        n/a
Portfolio turnover rate                                       209%        258%        113%       180%
Net assets, end of year (in thousands)                     $10,306      $9,763     $11,992    $16,817

U.S. INCOME FUND
Per share for each year ended June 30,                       1997        1996        1995        1994        1993        1992
                                                           -------     -------     -------     -------     -------      ------
NET ASSET VALUE, BEGINNING OF YEAR                          $14.94      $13.35      $12.57      $14.06      $12.65      $11.32
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.31        0.35        0.35        0.31        0.30        0.29
      Net realized and unrealized gain (loss)                 1.77        1.84        0.79      (1.06)        2.19        1.40
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                              2.08        2.19        1.14      (0.75)        2.49        1.69
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.27)      (0.35)      (0.34)      (0.31)      (0.27)      (0.35)
      In excess of net investment income                       --          --          --       (0.03)         --          --
      From net realized gains                               (2.26)      (0.25)      (0.02)      (0.01)      (0.79)      (0.01)
      In excess of net realized gains                          --          --         --       (0.39)      (0.02)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (2.53)      (0.60)      (0.36)      (0.74)      (1.08)      (0.36)

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $14.49      $14.94      $13.35      $12.57      $14.06      $12.65
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                       15.58%      16.60%       9.31%     (5.83)%      20.68%      15.02%
Ratios to average net assets (a)
      Net investment income                                  2.18%       2.45%       2.59%       2.27%       2.34%       2.47%
      Total expenses                                         2.20%       2.10%       2.01%       1.79%       1.88%       1.95%
      Expenses reimbursed or offset                        (0.01)%     (0.02)%     (0.03)%     (0.05)%     (0.05)%         --
      Net expenses                                           2.19%       2.08%       1.98%       1.74%       1.83%       1.95%
Average commission rate paid (b)                           $0.0945     $0.0941         n/a         n/a         n/a         n/a
Portfolio turnover rate                                        88%         51%          7%          7%         44%         76%
Net assets, end of year (in thousands)                      $9,615      $9,698     $10,230     $11,865     $11,009      $7,845

U.S. INCOME FUND
Per share for each year ended June 30,                       1991        1990         1989      1988
                                                           -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                          $12.23      $11.61       $9.64     $10.50
-----------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.36        0.43        0.48       0.63
      Net realized and unrealized gain (loss)               (0.62)        0.61        1.96     (0.38)
-----------------------------------------------------------------------------------------------------
Total from investment activities                            (0.26)        1.04        2.44       0.25
-----------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.36)      (0.42)      (0.47)     (0.76)
      In excess of net investment income                       --          --          --         --
      From net realized gains                               (0.29)         --          --      (0.35)
      In excess of net realized gains                           --          --          --         --
-----------------------------------------------------------------------------------------------------
Total distributions                                         (0.65)      (0.42)     (0.47)      (1.11)

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $11.32      $12.23      $11.61      $9.64
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                      (2.07)%       8.89%      26.02%      3.13%
Ratios to average net assets (a)
      Net investment income                                  2.99%       3.55%       4.61%      6.19%
      Total expenses                                         2.22%       1.94%       2.30%      2.47%
      Expenses reimbursed or offset                            --          --      (0.30)%    (0.74)%
      Net expenses                                           2.22%       1.94%       2.00%      1.73%
Average commission rate paid (b)                               n/a         n/a         n/a        n/a
Portfolio turnover rate                                       110%         19%         18%       127%
Net assets, end of year (in thousands)                      $7,456      $8,137      $5,317     $4,450

U.S. REAL ESTATE FUND
Per share for each year ended June 30,                       1997        1996        1995        1994        1993        1992
                                                           -------     -------     --------    -------     -------      ------
NET ASSET VALUE, BEGINNING OF YEAR                          $10.97       $9.80        $9.86     $10.96      $10.17       $8.83
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.40        0.42         0.23       0.22        0.17        0.29
      Net realized and unrealized gain (loss)                 3.15        1.27       (0.13)     (1.05)        0.79        1.38
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                              3.55        1.69         0.10     (0.83)        0.96        1.67
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.30)      (0.39)       (0.16)     (0.22)      (0.17)      (0.33)
      In excess of net investment income                       --          --           --      (0.02)         --          --
      From net realized gains                                  --          --           --         --          --          --
      Tax return of capital                                    --       (0.13)          --      (0.03)          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (0.30)      (0.52)        (0.16)    (0.27)      (0.17)      (0.33)

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $14.22      $10.97        $9.80      $9.86      $10.96      $10.17
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                       32.44%      17.34%        1.09%    (7.70)%       9.45%      18.70%
Ratios to average net assets (a)
      Net investment income                                  3.19%       3.63%        2.22%      1.96%       1.55%       3.17%
      Total expenses                                         1.82%       2.27%        1.95%      1.62%       1.42%       1.63%
      Expenses reimbursed or offset                        (0.02)%     (0.01)%      (0.03)%    (0.03)%     (0.02)%         --
      Net expenses                                           1.80%       2.26%        1.92%      1.59%       1.40%       1.63%
Average commission rate paid (b)                           $0.0830     $0.0925          n/a        n/a         n/a        n/a
Portfolio turnover rate                                       118%        108%          48%       145%        187%        103%
Net assets, end of year (in thousands)                     $13,897      $8,220       $9,169    $14,597     $19,780     $21,514

U.S. REAL ESTATE FUND
Per share for each year ended June 30,                      1991       1990         1989      1988*
                                                         -------     -------     -------    -------
NET ASSET VALUE, BEGINNING OF YEAR                         $8.36      $10.20       $9.29     $10.00
---------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                          0.24        0.30        0.38       0.45
      Net realized and unrealized gain (loss)               0.47      (1.57)        0.94     (0.78)
---------------------------------------------------------------------------------------------------
Total from investment activities                            0.71      (1.27)        1.32     (0.33)
---------------------------------------------------------------------------------------------------
Distributions
      From net investment income                          (0.24)      (0.30)      (0.41)     (0.38)
      In excess of net investment income                     --          --          --         --
      From net realized gains                                --       (0.27)         --         --
      Tax return of capital                                  --          --         --         --
---------------------------------------------------------------------------------------------------
Total distributions                                       (0.24)      (0.57)      (0.41)     (0.38)

---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $8.83       $8.36      $10.20      $9.29
---------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                      9.23%    (12.60)%      14.46%    (2.99)%
Ratios to average net assets (a)
      Net investment income                                2.66%       3.50%       4.70%      6.76%
      Total expenses                                       2.63%       2.51%       2.87%      4.36%
      Expenses reimbursed or offset                          --          --      (0.73)%    (4.36)%
      Net expenses                                         2.63%       2.51%       2.14%         --
Average commission rate paid (b)                            n/a         n/a         n/a         n/a
Portfolio turnover rate                                     133%         63%         88%        51%
Net assets, end of year (in thousands)                    $6,678      $6,016      $5,658     $3,237

*For the period July 2, 1987, commencement of operations, through June 30, 1988.
Ratios are annualized for periods of less than one year.

U.S. TAX FREE FUND
Per share for each year ended June 30,                       1997        1996        1995        1994        1993        1992
                                                           -------     -------     -------     -------     -------      ------
NET ASSET VALUE, BEGINNING OF YEAR                          $11.58      $11.55      $11.40      $12.16      $11.69      $11.31
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.59        0.59        0.64        0.67        0.66        0.62
      Net realized and unrealized gain (loss)                 0.31        0.01        0.18      (0.56)        0.47        0.59
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                              0.90        0.60        0.82        0.11        1.13        1.21
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income
            Tax exempt                                      (0.56)      (0.55)      (0.62)      (0.59)      (0.63)      (0.62)
            Taxable                                         (0.03)      (0.02)      (0.02)      (0.09)         --          --
      In excess of net investment income                       --          --       (0.03)      (0.06)         --          --
      From  net realized gains                                 --          --          --       (0.06)      (0.03)      (0.21)
      In excess of net realized gains                          --          --          --       (0.07)         --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.59)       (0.57)      (0.67)      (0.87)      (0.66)      (0.83)

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $11.89       11.58       11.55       11.40       12.16       11.69
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                        7.93%       5.25%       7.51%       0.75%       9.97%      11.02%
Ratios to average net assets (a)
      Net investment income                                  5.00%       5.06%       5.62%       5.68%       5.48%       5.38%
      Total expenses                                         1.46%       1.44%       1.49%       1.46%       1.53%       1.73%
      Expenses reimbursed or offset                        (1.06)%     (1.08)%     (1.27)%     (1.46)%     (1.21)%     (0.46)%
      Net expenses                                           0.40%       0.36%       0.22%         --        0.32%       1.27%
Portfolio turnover rate                                        87%         69%         22%         51%         94%         70%
Net assets, end of year (in thousands)                     $18,327     $19,949     $18,613     $18,656     $17,192      $7,790

U.S. TAX FREE FUND
Per share for each year ended June 30,                      1991        1990       1989        1988
                                                           ------     -------     -------    -------
NET ASSET VALUE, BEGINNING OF YEAR                         $11.11      $11.27      $10.75     $10.98
----------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                           0.58        0.62        0.69       0.85
      Net realized and unrealized gain (loss)                0.20      (0.15)        0.51       0.02
----------------------------------------------------------------------------------------------------
Total from investment activities                             0.78        0.47        1.20       0.87
----------------------------------------------------------------------------------------------------
Distributions
      From net investment income
            Tax exempt                                     (0.58)      (0.57)      (0.64)     (1.05)
            Taxable                                           --       (0.06)      (0.04)     (0.05)
      In excess of net investment income                      --          --          --         --
      From  net realized gains                                --          --          --         --
      In excess of net realized gains                         --          --          --         --
----------------------------------------------------------------------------------------------------
Total distributions                                        (0.58)      (0.63)     (0.68)      (1.10)

----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                11.31       11.11       11.27      10.75
----------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                       7.19%       4.31%      11.48%      8.69%
Ratios to average net assets (a)
      Net investment income                                 5.09%       5.64%       6.38%      7.60%
      Total expenses                                        1.93%       1.61%       1.74%      1.47%
      Expenses reimbursed or offset                           --          --      (0.51)%    (1.47)%
      Net expenses                                          1.93%       1.61%       1.23%         --
Portfolio turnover rate                                       54%         82%        110%        121%
Net assets, end of year (in thousands)                     $7,236      $7,787     $10,365     $7,749

UNITED SERVICES NEAR-TERM TAX FREE FUND
Per share for each year ended June 30,              1997        1996        1995        1994        1993        1992        1991*
                                                   ------      ------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR                 $10.38      $10.47      $10.39      $10.74      $10.42       $9.88      $10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                   0.48        0.47        0.45        0.43        0.61        0.62        0.27
      Net realized and unrealized gain (loss)        0.12      (0.09)        0.06      (0.21)        0.31        0.56      (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                     0.60        0.38        0.51        0.22        0.92        1.18        0.15
---------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income
            Tax exempt                             (0.44)      (0.39)      (0.43)      (0.35)      (0.59)      (0.62)      (0.22)
            Taxable                                (0.05)      (0.08)         --       (0.09)         --          --       (0.05)
      In excess of net investment income              --          --          --       (0.07)         --          --          --
      From net realized gains                         --          --          --          --       (0.01)      (0.02)         --
      In excess of net realized gains                 --          --          --       (0.06)          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.49)      (0.47)      (0.43)      (0.57)      (0.60)      (0.64)      (0.27)

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $10.49      $10.38      $10.47      $10.39      $10.74      $10.42       $9.88
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)               5.85%       3.68%       5.02%       2.03%       9.10%      12.25%       2.66%
Ratios to average net assets (a)
      Net investment income                         4.67%       4.41%       4.25%       4.34%       5.73%       6.30%       6.07%
      Total expenses                                1.92%       1.75%       1.62%       1.80%       2.55%       3.02%       6.98%
      Expenses reimbursed or offset               (1.52)%     (1.23)%     (1.42)%     (1.80)%     (2.55)%     (3.02)%     (6.98)%
      Net expenses                                  0.40%       0.52%       0.20%         --          --          --          --
Portfolio turnover rate                              103%         83%         53%         69%        140%         45%         42%
Net assets, end of year (in thousands)             $7,360      $6,545      $7,128      $9,190      $1,775      $1,309        $592

*For the period December 1, 1990, commencement of operations, through June 30, 1991. Ratios are annualized for periods of less than one year.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Per share for each year ended June 30,                      1997        1996         1995       1994        1993        1992
                                                          --------    --------     --------   --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR                           $1.00       $1.00        $1.00      $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.05        0.05         0.05       0.03        0.04        0.05
      Net realized and unrealized gain (loss)                  --          --        (0.01)        --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total from investment activities                              0.05        0.05         0.04       0.03        0.04        0.05
------------------------------------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.05)      (0.05)       (0.05)     (0.03)      (0.04)      (0.05)
      From net realized gains                                  --          --           --         --           --         --
      Total distributions                                   (0.05)      (0.05)       (0.05)     (0.03)      (0.04)      (0.05)
Capital contribution by manager                                --          --         $0.01        --          --          --

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $1.00       $1.00        $1.00      $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                        5.27%       5.34%      5.09%**      3.34%       3.79%       5.30%
Ratios to average net assets (a)
      Net investment income                                  5.13%       5.28%        5.03%      3.34%       3.61%       5.02%
      Total expenses                                         0.70%       0.71%        0.68%      0.71%       0.81%       1.04%
      Expenses reimbursed or offset                        (0.41)%     (0.45)%      (0.45)%    (0.55)%     (0.62)%     (1.04)%
      Net expenses                                           0.29%       0.26%        0.23%      0.16%       0.19%         --
Net assets, end of year (in thousands)                    $691,769    $588,409     $529,372   $610,229    $445,418    $117,092

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Per share for each year ended June 30,                      1991*        1990*       1989*      1988*
                                                           -------      ------      ------     ------
NET ASSET VALUE, BEGINNING OF YEAR                           $1.01       $1.03       $1.01      $1.02
-----------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)                            0.08        0.07        0.08       0.09
      Net realized and unrealized gain (loss)               (0.02)      (0.01)        0.02        --
-----------------------------------------------------------------------------------------------------
Total from investment activities                              0.06        0.06        0.10       0.09
-----------------------------------------------------------------------------------------------------
Distributions
      From net investment income                            (0.07)      (0.08)      (0.08)     (0.09)
      From net realized gains                                  --           --         --      (0.01)
      Total distributions                                   (0.07)      (0.08)      (0.08)     (0.10)
Capital contribution by manager                                --          --          --         --

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $1.00       $1.01       $1.03      $1.01
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)                        5.47%       6.70%      10.69%      8.79%
Ratios to average net assets (a)
      Net investment income                                  6.24%       7.07%       8.15%      8.78%
      Total expenses                                         1.84%       2.17%       1.95%      1.82%
      Expenses reimbursed or offset                        (1.37)%         --      (0.82)%    (1.82)%
      Net expenses                                           0.47%       2.17%       1.13%        --
Net assets, end of year (in thousands)                     $22,291      $4,992      $6,507     $6,753

*Adjusted to reflect a 9.24482-for-1 stock split as of October 31, 1990. Prior to the split the fund was not a constant $1.00 fund.

**Total return includes the effect of a voluntary capital contribution by the Manager; otherwise the return would have been 4.19%.

U.S. TREASURY SECURITIES CASH FUND
Per share for each year ended June 30,     1997        1996        1995         1994       1993        1992
                                         --------    --------    --------     --------   --------    --------
NET ASSET VALUE, BEGINNING OF YEAR          $1.00       $1.00       $1.00        $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)           0.04        0.04        0.04         0.02       0.02        0.04
Distributions
      From net investment income           (0.04)      (0.04)      (0.04)       (0.02)     (0.02)      (0.04)

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $1.00       $1.00       $1.00        $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)       4.35%       4.54%       4.43%        2.38%      2.46%       4.33%
Ratios to average net assets (a)
      Net investment income                 4.22%       4.42%       4.32%        2.38%      2.41%       4.30%
      Total expenses                        1.04%       1.03%       0.97%        0.96%      1.14%       1.11%
      Expenses reimbursed or offset           --          --          --       (0.03)%    (0.15)%     (0.23)%
      Net expenses                          1.04%       1.03%       0.97%        0.93%      0.99%       0.88%
Net assets, end of year (in thousands)   $231,882    $188,844    $190,373     $164,708   $142,888    $150,192


U.S. TREASURY SECURITIES CASH FUND
Per share for each year ended June 30,        1991        1990        1989       1988
                                            --------    --------    --------   --------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00       $1.00       $1.00      $1.00
---------------------------------------------------------------------------------------
Investment activities
      Net investment income (loss)              0.06        0.08        0.08       0.06
Distributions
      From net investment income              (0.06)      (0.08)      (0.08)     (0.06)

---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $1.00       $1.00       $1.00      $1.00
---------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDING ACCOUNT FEES)          6.69%       7.91%       7.94%      6.07%
Ratios to average net assets (a)
      Net investment income                    6.96%       7.67%       7.67%      5.85%
      Total expenses                           1.04%       1.00%       1.00%      0.68%
      Expenses reimbursed or offset          (0.31)%     (0.30)%     (0.30)%        --
      Net expenses                             0.73%       0.70%       0.70%      0.68%
Net assets, end of year (in thousands)      $155,849    $162,988    $170,960   $158,883

(a) Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

(b) Per portfolio share traded. Required for fiscal years beginning September 1, 1995, or later.

                                       16

                        INVESTMENT OBJECTIVES & POLICIES

As a group the funds offer a complete range of investment options. However, no single fund can be a complete investment program, and a prospective investor should take into account personal objectives and other investments when considering the purchase of fund shares.

The funds' investment objectives may not be changed without shareholder approval, except for the China Region and All American Funds that can be changed only by a vote of the board of trustees. Shareholders will be notified in writing at least 30 days before any material change in either funds' investment objective.

                        GOLD AND NATURAL RESOURCES FUNDS

            GOLD SHARES FUND, WORLD GOLD FUND, GLOBAL RESOURCES FUND

All three gold and natural resources funds seek long-term growth of capital plus protection against inflation and monetary instability. The Gold Shares Fund pursues current income as a secondary objective. All three funds may invest, without limitation, in issuers in any part of the world. The gold and natural resources funds may be subject to risks not present with other mutual funds and are highly speculative.

The three funds use different strategies in pursuing their investment objectives. The Gold Shares Fund focuses on selecting world class, senior gold mining companies, most of which are in South Africa, Australia and North America. The World Gold Fund includes junior and intermediate exploration and development gold companies from around the world to give the fund added growth potential. The Global Resources Fund invests in natural resource-related businesses all over the globe such as those in energy, metals, minerals and other similar industries.

The Gold Shares Fund concentrates its investments in common stocks of companies involved in exploring, mining, processing, or dealing in gold with emphasis on stocks of foreign companies. Normally, at least 65% of the Gold Shares Fund's total assets will be invested in securities of companies involved in gold operations. The Gold Shares Fund has significant investments in South African issuers. The unstable political and social conditions in South Africa and the unsettled political conditions in neighboring countries may have disruptive effects on the market prices of the investments of the Gold Shares Fund and may impair its ability to hold investments in South African issuers.

The World Gold Fund concentrates its investments in the equity securities of companies primarily engaged in the exploration, mining, processing, fabrication and distribution of gold or other metals, such as silver, platinum, uranium and strategic metals. The World Gold Fund invests at least 25% of its total assets in the securities of companies principally engaged in natural resource operations. Under normal circumstances, at least 65% of its total assets will be invested in the securities of companies involved in the exploration for, mining and processing of, or dealing in, gold.

The Gold Shares and World Gold Funds may invest up to 10% of each fund's respective total assets in gold or gold bullion.

The Global Resources Fund concentrates its investments in the equity securities of large capitalization companies primarily engaged in the exploration, mining, processing, fabrication and distribution of natural resources of any kind, including timber, hydrocarbons, minerals and metals such as platinum, uranium, strategic metals, gold, silver, diamonds, coal, oil and phosphates. Consistent with its investment objectives, the Global Resources Fund may diversify its investments substantially among all natural resources.

PORTFOLIO MANAGER

The adviser uses a team approach to manage the assets of the Gold Shares and World Gold Funds. Ralph Aldis and Michael Chapman lead the team that meets regularly to review portfolio holdings and discuss buy and sell activity. Mr. Aldis, is a Chartered Financial Analyst who holds a masters degree in energy and mineral resources. He has been the adviser's director of research since April 1989 and has served as portfolio manager of the Global Resources Fund since November 1992. Mr. Chapman joined the adviser as a senior research analyst in November 1995. From 1992 to 1995 he was a petroleum engineer and earned his master's degree in energy and mineral resources. Mr. Aldis and Mr. Chapman assumed full-time management of the funds in May 1997.

Ralph Aldis is the portfolio manager for the Global Resources Fund. Mr. Aldis' background is discussed above. He has been managing the fund since November 1992.

                                  EQUITY FUNDS

The investment objective of the China Region, All American, and Real Estate Funds is long-term capital appreciation (current income is a secondary consideration for the Real Estate Fund). They each take a different approach, offering unique advantages, in seeking to achieve their investment objectives. The Income Fund seeks preservation of capital and, consistent with that objective, production of current income. Long-term capital appreciation is a secondary consideration.

CHINA REGION FUND

The China Region Fund invests primarily in equity securities in the China region, which consists of the People's Republic of China (PRC or China), Hong Kong, Taiwan, Korea, Singapore, Thailand and Malaysia. At least 65% of the China Region Fund's total assets will be invested in equity securities issued by China region companies that (1) are organized under the laws of the countries within the China region, or (2) have at least 50% of their assets in one or more China region countries or derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries.

Investments by the China Region Fund in the securities of China region companies may provide the potential for above-average capital appreciation, but are subject to special risks. The China Region Fund is designed for long-term investors who can accept the special risks of investing in the China region not typically associated with investing in other more established economies or securities markets. These risks include political, economic and legal uncertainties, as well as currency fluctuations. Investors should carefully consider their ability to assume these risks before making an investment in the China Region Fund. An investment in shares of the China Region Fund should be considered speculative and thus may not be appropriate for all investors. An investment in shares of the fund should not be considered a complete investment program.

The China Region Fund will invest in both new and existing enterprises registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, we anticipate that the trading activities of the fund in PRC securities will be focused in the authorized China securities markets; in particular, the Hong Kong, Shenzhen and Shanghai stock exchanges.

PORTFOLIO MANAGER

Bin Shi manages the fund's portfolio. A native of Shanghai, China, Mr. Shi joined the adviser in January 1994 to provide fundamental stock analysis for the China Region Fund. Mr. Shi, a chartered financial analyst, has served as portfolio manager since January 1996. From 1991 to 1994 Mr. Shi earned a master's degree and pursued his Ph.D in finance and accounting at Tulane University. He is also a graduate of the prestigious Fudan University in Shanghai, China.

ALL AMERICAN FUND

The All American Fund seeks to grow with the American economy, normally investing at least 75% of its total assets in a broadly diversified portfolio of domestic common stocks. The All American Fund measures its performance against the S&P 500 index, investing primarily in large-capitalization stocks while retaining the flexibility to seek out promising individual stock opportunities.

PORTFOLIO MANAGER

The adviser uses a team approach to manage the assets of the All American Fund. The team meets regularly to review portfolio holdings and to discuss buy and sell activity. Bin Shi has been the team leader of the All American Fund since July 1995. His background is described above under China Region Fund.

REAL ESTATE FUND

The adviser believes that part of a well-diversified portfolio should include real estate. The Real Estate Fund primarily seeks long-term capital appreciation (with current income as a secondary consideration) by investing at least 65% of its total assets in equity securities listed on a national securities exchange or NASDAQ. These securities must have at least 50% of the value of their assets in, or must derive at least 50% of their revenues from, the ownership, construction, management or sale of residential, commercial or industrial real estate. The fund may invest part of its assets in foreign securities. Historically, most of the securities found in the Real Estate Fund are securities issued by real estate investment trusts (REITs), but the fund also invests in securities issued by other companies in the real estate industry such as homebuilders and developers. The Real Estate Fund may also invest in securities of foreign issuers that are listed on foreign securities exchanges.

PORTFOLIO MANAGER

Mr. Aldis, whose background is described on page 19 (Global Resources Fund), leads the team managing the Real Estate Fund.

INCOME FUND

The Income Fund invests in a broad range of equity and debt securities, at least 80% of which are income-producing securities. The Income Fund focuses on issuers that have a long-established record of paying cash dividends, including companies that provide essentials such as electricity, gas and telephone services.

PORTFOLIO MANAGER

The adviser uses a team approach to manage the assets of the Income Fund. Beginning in 1997, Creston King and Michael Chapman have led the team that meets regularly to review portfolio holdings and to discuss buy and sell activity. Mr. King's qualifications are discussed below under Tax-Free Funds. Mr. Chapman's experience is discussed above under World Gold and Gold Shares Funds.

                                 TAX FREE FUNDS

TAX FREE FUND
NEAR-TERM TAX FREE FUND

U.S. Global Investors offers two tax-free funds that seek to provide a high level of current income that is exempt from federal income taxation, and to preserve capital.

The Tax Free Fund is expected to offer the higher yield, and its net asset value will be subject to greater volatility because it will normally have a longer average maturity than the Near-Term Tax Free Fund. The Near-Term Tax Free Fund will maintain an average weighted portfolio maturity of five years or less.

Both tax-free funds invest primarily in securities, the interest from which is exempt from federal income taxation. Such securities will typically be municipal bonds--debt obligations issued by or for states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities; or by multi-state agencies or authorities.

The tax-free funds invest only in debt securities earning one of the four highest ratings by Moody's Investor's Services (Aaa, Aa, A, Baa) or by Standard & Poor's Corporation (AAA, AA, A, BBB). Not more than 10% of either of the tax-free funds' total assets will be invested in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

PORTFOLIO MANAGER

Creston King leads the team managing the assets of the tax-free funds. Mr. King, a Chartered Financial Analyst, joined the adviser in September 1993 and has managed both tax-free funds since January 1995. Prior to joining the adviser Mr. King was an account executive with a regional broker-dealer. He has been in the investment business since 1985.

                    GOVERNMENT SECURITIES MONEY MARKET FUNDS

GOVERNMENT SECURITIES SAVINGS FUND
TREASURY CASH FUND

U.S. Global Investors offers two money market funds that invest exclusively in government securities and in repurchase agreements collateralized with government securities. The two government securities money market funds work together to satisfy all of your savings and checkwriting needs. They are designed to safeguard your principal while you earn daily dividend income.

The Government Securities Savings Fund offers a consistently high yield with safety of principal. The Treasury Cash Fund provides free checkwriting. You may write an unlimited number of checks of any amount. Both government securities money market funds attempt to maintain a constant net asset value of $1.00 per share, although there can be no assurance that either can always do so.

The Treasury Cash Fund's investment objective is to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The Treasury Cash Fund invests in United States Treasury debt securities, protected by the "full faith and credit" of the United States government, with 397 days or less remaining to maturity. It also invests in repurchase agreements collateralized with such obligations.

The Government Securities Savings Fund invests exclusively in United States Treasury obligations and obligations of agencies and instrumentalities of the United States government, the income from which may be exempt from state income taxes, and repurchase agreements collateralized by such obligations. The Government Securities Savings Fund is designed to provide a higher yield than the Treasury Cash Fund, but with somewhat less safety of principal and liquidity. The Government Securities Savings Fund may invest in fixed-rate, floating-rate and adjustable-rate securities issued by the United States Treasury and various United States government agencies, including the Federal Home Loan Bank, the Federal Farm Credit Bank and the Student Loan Marketing Association. The Government Securities Savings Fund may also invest in repurchase agreements secured by United States Treasury securities and cash if the adviser believes it to be prudent.

Under federal law, the income derived from obligations issued by the United States government and some of its agencies and instrumentalities may be exempt from state income taxes. Many states that tax personal income permit mutual funds to pass this tax exemption through to shareholders. To maximize the taxable equivalent yield for shareholders under normal circumstances, the Government Securities Savings Fund will invest only in obligations that qualify for the exemption from state taxation in those states that offer such exemption.

PORTFOLIO MANAGER

Creston King leads the team managing the assets of the government money market funds. Mr. King's background is described above under Tax-Free Funds.

                          COMMON INVESTMENT PRACTICES

TEMPORARY DEFENSIVE INVESTMENT

For temporary defensive purposes during periods that, in the adviser's opinion, present a fund with adverse changes in the economic, political or securities markets, each fund may seek to protect the capital value of its assets by temporarily investing up to 100% of its assets in:

     o U.S. government bills, short-term indebtedness, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars or any other freely convertible currency; or

     o    repurchase agreements as described below.

In addition, the China Region Fund may invest in money market instruments, deposits or other investment grade short-term investments in the local China region currencies as may be appropriate at the time.

REPURCHASE AGREEMENTS

Each fund may invest part of its assets in repurchase agreements with United States broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral (either directly or through a tri-party agreement) or has evidence of book entry receipt of such securities.

PORTFOLIO CONCENTRATION AND DIVERSIFICATION

As a fundamental policy, which cannot be changed without a vote of shareholders, no fund (other than the Gold Shares, World Gold, Global Resources and Real Estate Funds) will invest more than 25% of its total assets in securities issued by any single industry or government (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities). The Gold Shares Fund, World Gold Fund, Global Resources Fund and Real Estate Fund have policies of concentrating their investments in companies in only a few (or one) industry or sector. Investors should understand that an investment in these four funds may be subject to greater risk and market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives.

As a fundamental policy, no fund will: (a) invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States government, its agencies or instrumentalities or (b) acquire more than 10% of the voting securities of the issuer. (These limitations as to the Gold Shares, Near-Term Tax Free and China Region Funds apply only to 75% of the value of their respective gross assets.)

PORTFOLIO TURNOVER

The length of time a fund has held a particular security is not generally a consideration in investment decisions. It is the policy of each fund to effect portfolio transactions without regard to its holding period if, in the judgment of the adviser, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. Portfolio turnover rates for the funds are described in the Financial Highlights section.

BORROWING

As a fundamental policy that cannot be changed without a vote by shareholders, each of the Gold Shares, World Gold, China Region and All American Funds (it is not a fundamental policy for the All American Fund) may borrow up to 5% of its total assets from a bank for temporary or emergency purposes. Each fund may also borrow up to 331/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to meet redemption requests. This borrowing is intended to be only a temporary solution until securities can be sold in an orderly way. To the extent that the fund borrows money before selling securities, the fund may be leveraged. At such times, the fund may appreciate or depreciate more rapidly than an unleveraged portfolio. The fund will repay any money borrowed in excess of 5% of the value of its total assets before purchasing additional portfolio securities.

As a fundamental policy that cannot be changed without a vote by shareholders, the Global Resources, Real Estate, Income, Tax Free, and Near-Term Tax Free Funds may borrow from a bank up to a limit of 5% of the total assets of the fund as a temporary measure for emergency purposes.

LENDING OF PORTFOLIO SECURITIES

Each fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis are purchased for delivery beyond the normal settlement date at a stated price and/or yield. No income accrues to the purchaser of a security on a when-issued or delayed-delivery basis before the dated date (interest accrual date). These securities are recorded as an asset and are subject to changes in value based on changes in the general level of interest rates or market prices. Purchasing a security on a when-issued or delayed-delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price. In that case the fund could suffer an unrealized loss at the time of delivery. The fund will only make commitments to purchase securities on a when-issued or delayed-delivery basis when intending to purchase the securities, but may sell them before the settlement date if it is deemed advisable. The fund will restrict its liquid securities in an amount at least equal in value to the fund's commitments to purchase when-issued or delayed-delivery securities. If the value of these restricted assets declines, the fund will restrict sufficient liquid assets on a daily basis so that the value of the restricted assets is equal to the amount of such commitments.

                              RISK CONSIDERATIONS

MARKET RISK

Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the adviser's control. Therefore, the return and net asset value of the funds will fluctuate.

Debt securities are also subject to price fluctuations based on changes in interest rates, which will generally result in these securities changing in price in the opposite direction. That is, the value of these securities will increase when interest rates decline and will decrease when interest rates rise.

FOREIGN SECURITIES

The gold and natural resources funds and the equity funds may invest in foreign securities. Investments in foreign securities, whether in emerging or more developed countries, are subject to risks and uncertainties not typically associated with investments in domestic securities. These risks and uncertainties include currency exchange rates and exchange control regulations, less publicly available information, different accounting and reporting standards, less liquid markets, more volatile markets, higher brokerage commissions and other fees, the possibility of nationalization or expropriation, confiscatory taxation, political instability, and less protection provided by the judicial system.

EMERGING MARKETS

The gold and natural resources funds and the equity funds (especially the China Region Fund) may invest in emerging markets. Political and economic structures in emerging markets are in their infancy and developing rapidly, and may lack the social, political and economic stability characteristic of more developed countries. In the past some emerging markets, especially those formerly governed by communist regimes, have failed to recognize private property rights and have, at times, nationalized or expropriated the assets of private companies. As a result, the risks normally associated with investing in any foreign country may be heightened in emerging markets. In addition, unanticipated political or social developments may affect the value of a fund's investments in emerging markets. The small size and inexperience of the securities markets in emerging markets and the limited volume of trading in securities in those markets may make a fund's investments in these securities illiquid and more volatile than investments in the securities of companies in more developed countries.

Little financial or accounting information may be available with respect to companies in emerging markets, and assessing the value or prospects of an investment in such companies may also be difficult.

ADRs AND GDRs

The gold and natural resources funds and the equity funds may invest in sponsored or unsponsored American Depository Receipts (ADRs) or Global Depository Receipts (GDRs) representing shares of companies in foreign countries. ADRs are depository receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Foreign banks or trust companies typically issue GDRs, although U.S. banks or trust companies may issue them also. They evidence ownership of underlying securities issued by a foreign or a United States corporation. Generally, depository receipts in registered form are designed for use in the U.S. securities market, and depository receipts in bearer form are designed for use in securities markets outside the United States. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to reveal material information in the United States. Therefore, less information may be available regarding such issuers. There may also be no correlation between such information and the market value of the depository receipts. For purposes of a fund's investment policies, the fund's investments in depository receipts will be deemed to be investments in the underlying securities.

INVESTMENTS IN SMALL ISSUERS

The gold and natural resources funds and the equity funds may invest in small companies for which it is difficult to obtain reliable information and financial data. The securities of these smaller companies may not be readily marketable, making it difficult to dispose of shares when it may otherwise be advisable. In addition, certain issuers in which a fund may invest may face difficulties in obtaining the capital necessary to continue in operation and may become insolvent, which may result in a complete loss of the fund's investment in such issuers.

ILLIQUID SECURITIES

None of the funds will invest more than 10% (the China fund may invest up to 15%) of their net assets in illiquid securities. Securities may be illiquid because they are unlisted, subject to legal restrictions on resale or due to other factors which, in the adviser's opinion, raise a question concerning the fund's ability to liquidate the securities in a timely and orderly way without substantial loss.

VOLATILITY OF GOLD COMPANY STOCKS

The volatility of securities of companies involved in gold operations will affect the net asset value of the Gold Shares Fund and, to a lesser extent, the Global Resources and World Gold Funds and to an lesser extent, the Global Resources and World Gold Funds.

UTILITY SECURITIES

The Income Fund has traditionally invested a substantial portion of its assets in utility securities because such securities have historically earned above-average dividend income. Gas and electric public utilities industries may be subject to broad risks resulting from government regulation, financing difficulties, supply and demand for services or fuel, and special risks associated with energy and atmosphere conservation.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate, including in the value of real estate, risks related to general and local economic conditions, and other risks.

ENERGY SECURITIES

Periodically the Global Resources Fund may invest a substantial part of its assets in energy and energy related firms. The securities of such firms are subject to changes which depend largely on the price and supply of energy fuels, which may fluctuate sharply.

DIRECT EQUITY INVESTMENTS

The gold and natural resources funds and the equity funds may make direct equity investments. These investments may involve a high degree of business and financial risk. Because of the absence of any trading markets for these investments, a fund may be unable to timely liquidate its securities, especially if there is negative news regarding the specific securities or the markets overall. Such securities could decline significantly in value before a fund can liquidate such securities. In addition to financial and business risks, issuers whose securities are not listed will not be subject to the same disclosure requirements applicable to issuers whose securities are listed.

                             STRATEGIC TRANSACTIONS

CLOSED-END INVESTMENT COMPANIES

The gold and natural resources funds and the equity funds may invest in the securities of closed-end investment companies with investment policies similar to those of the fund, provided its investments in these securities do not exceed 3% of the total voting stock of any such closed-end investment company and do not, in total, exceed 10% of the fund's total assets.

The fund will indirectly bear its proportionate share of any management fees paid by investment companies it owns in addition to the advisory fee paid by the fund.

The gold and natural resources funds and the equity funds may, but are not required to, use various other investment strategies as described below. These strategies are generally accepted as modern portfolio management techniques and are regularly used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. While pursuing these investment strategies, the funds may purchase and sell: (1) exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indexes and other financial instruments; (2) financial futures contracts and options thereon and (3) it may enter into various currency transactions such as currency forward contracts, currency futures contracts, or options on currencies or currency futures. Collectively, all of the above transactions and other underlying derivative instruments are called strategic transactions. The funds will not sell put options except in closing transactions.

Each fund may engage in strategic transactions for hedging, risk management, or portfolio management purposes and not for speculation. Strategic transactions may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the portfolio. Such changes may result from securities markets or currency exchange rate fluctuations. Strategic transactions may also be used to attempt to protect unrealized gains or prevent losses in the value of its portfolio securities, or to establish a position using strategic transactions as a temporary substitute for purchasing or selling particular securities. The ability of the funds to use these strategic transactions successfully will depend upon the adviser's ability to predict pertinent market movements, which cannot be assured. Engaging in strategic transaction will increase transaction expenses and may result in a loss that exceeds the principal invested in the transaction. The funds will comply with applicable regulatory requirements when engaging in strategic transactions.

SPECIFIC FUND LIMITATIONS ON STRATEGIC TRANSACTIONS

The Global Resources Fund will limit its strategic transactions to purchasing and selling call options and purchasing put options on stock indexes, selling covered calls on portfolio securities, buying call options on securities the Global Resources Fund intends to purchase, purchasing put options on securities (whether or not held in its portfolio), and engaging in closing transactions for an identical option. Not more than 2% of the Global Resources Fund's total assets may be invested in premiums on put options and not more than 25% of the fund's total assets may be subject to put options. The Global Resources Fund will not purchase any option, if immediately afterwards, the aggregate market value of all outstanding options purchased and written by the Global Resources Fund would exceed 5% of the fund's total assets. The Global Resources Fund will not write any call option if, immediately afterwards, the aggregate value of the fund's securities subject to outstanding call options would exceed 25% of the value of its total assets. The Global Resources Fund will only deal in options that are either listed on an exchange or quoted on NASDAQ.

The China Region Fund will limit its options transactions to exchange-listed options. It will not buy any option if, immediately afterwards, the aggregate market value of all outstanding options purchased and written would exceed 5% of the fund's total assets. The China Region Fund will not write any call options if, immediately afterwards, the aggregate value of the fund's securities subject to outstanding call options would exceed 25% of the value of its assets.

The All American Fund will limit its strategic transactions to purchasing stock index futures contracts or purchasing options thereon, purchasing and selling call options and purchasing put options on stock indexes, selling covered call options on portfolio securities, buying call options on securities the fund intends to purchase, buying put options on portfolio securities, and engaging in closing transactions for an identical option. The underlying value of all futures contracts may not exceed 35% of the All American Fund's total assets. Furthermore, the fund will not commit more than 5% of its total assets to premiums on options and initial margin on futures contracts. The All American Fund will not borrow money to purchase futures contracts or options.

The Real Estate and Income Funds will limit their strategic transactions to purchasing and selling call options and purchasing put options on stock indexes, selling covered call options on portfolio securities, buying call options on securities the fund intends to purchase, buying put options on portfolio securities, and engaging in closing transactions for an identical option.

CURRENCY HEDGING

The World Gold, Gold Shares, All American and China Region Funds may engage in strategic transactions in an attempt to hedge the fund's foreign securities investments back to the U.S. dollar when, in its judgment, currency movements affecting particular investments are likely to harm the performance of the China Region Fund. Possible losses from changes in currency exchange rates are a primary risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can disappear or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of the fund's performance even when the adviser attempts to reduce currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on strategic transactions and increased transaction expenses.

                                  YOUR ACCOUNT

                                 BUYING SHARES

First, read this prospectus carefully. Then decide how much you want to invest. The minimum initial investments are:

     o    regular account:               $5,000

     o    regular money market accounts: $1,000

     o    custodial accounts for minors

             (UGMA/UTMA):                   $50

     o    retirement account:        no minimum

     o    ABC Investment Plan(R):
                           to open account $100
                           monthly minimum $ 30

Minimum investments may be waived for purchases made through qualifying broker-dealers or certain institutional programs.

IF YOU ARE OPENING A NEW ACCOUNT

     o    Complete the appropriate parts of the account application.

     o Write your check for the amount you want to invest. Make it payable to the fund you are buying.

     o Deliver your check and application to Shareholder Services (address below).

     o If you have questions, call 1-800-873-8637 to talk to one of our investor representatives.

           --------------------------------
          |  Shareholders Services         |
          |  U.S. Global Investors Funds   |
          |  P.O. Box 781234               |
          |  San Antonio, Texas 78278-1234 |
          ---------------------------------

IF YOU ARE ADDING TO YOUR ACCOUNT

     o Write out a check for the investment amount ($50 minimum), payable to the fund you are buying.

     o Fill out the detachable investment slip from your account statement. Use the investment slip from the account you want to invest in so that your money will be credited to the right fund (investment slips are pre-coded). If you do not have an investment slip, include a note specifying the fund name, your account number and your address.

     o    Deliver your check and investment slip or note to Shareholder
          Services.

If you are investing in more than one fund, make out separate checks for each fund.

IF YOU ARE BUYING SHARES BY PHONE

Call 1-800-US-FUNDS. Tell the Shareholder Services representative the fund name, your account number, the name(s) in which the account is registered and the amount of your investment. You may purchase up to ten times the value of your shares in that account. Payment is due seven business days after you call.

(Investments by phone are not available in money market funds or retirement accounts managed by the adviser.)

IF YOU ARE BUYING SHARES BY WIRE

Call Shareholder Services for a confirmation number and wiring instructions.

IF YOU ARE BUYING SHARES WITH THE ABC INVESTMENT PLAN(R)

The ABC Investment Plan(R) is offered as a special service allowing you to build a position in the fund(s) of your choice without having to try to outguess the market and to give you the opportunity to open an account with a lower minimum investment. By investing the same amount at regular intervals, you avoid the extremes in the market. When the market is undervalued, you automatically buy more shares, and when it is overvalued, you buy fewer. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

If you open an account under the ABC Investment Plan(R), your initial investment is only $100--not $5,000 as it is for regular accounts--and only $30 a month afterwards. Of course, you can invest any higher amount you choose. You may also change the date or amount of your investment or discontinue the plan anytime by sending us a letter that we receive two weeks before you want the change to be effective.

     o Complete the ABC Investment Plan(R) form allowing the fund to draw on your money market or bank account every month.

     o Send your application and a voided check to Shareholder Services (address in box).

IF YOU ARE BUYING SHARES THROUGH DIRECT DEPOSIT

If you are buying shares through direct deposit Call 1-800-US-FUNDS for more information.

                             EXCHANGE BETWEEN FUNDS

You may exchange into any other identically registered fund(s) in the U.S. Global Investors family of funds. When you exchange, you, in effect, sell shares of one fund and buy shares of another fund at their respective closing net asset values.

     o Call or write Shareholder Services (1-800-US-FUNDS) to request an exchange.

ADDITIONAL INFORMATION ABOUT EXCHANGES

Shareholder Services charges $5 for each exchange to cover the administrative cost of handling exchanges.

An exchange involves the sale of shares of one fund and the purchase of shares of another fund. Like any other purchase, shares can be bought only after all conditions of purchase have been met; for example, the proceeds are available to invest. Like any other sale, the fund has the right to hold proceeds for up to seven days. In general, the funds expect to exercise this right only on exchanges of $50,000 or more. If your purchase will be delayed, you will be notified immediately.

A fund may change or cancel its exchange policies at any time, upon 60-day notice to its shareholders.

Exchanges may be subject to trader's fees. (See the Trader's Fee Paid to the Fund section on page 40.)

                           SELLING (REDEEMING) SHARES

IF YOU ARE SELLING SHARES BY LETTER

     o Write a letter of instruction or complete a stock power showing the fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

     o Include signatures of each owner signing exactly as the shares are registered and any additional documents that may be required. See Additional Information About Selling Shares section below.

     o    Mail the materials to Shareholder Services (address in box below).

           --------------------------------
          |  Shareholders Services         |
          |  U.S. Global Investors Funds   |
          |  P.O. Box 781234               |
          |  San Antonio, Texas 78278-1234 |
          ---------------------------------

     o A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction (see Signature Guarantee section on page 38).

IF YOU ARE SELLING SHARES BY CHECK

You may write an unlimited number of checks of any amount out of your Treasury Cash Fund, and you may write an unlimited number of checks for $500 or more out of your Government Securities Savings Fund.

IF YOU ARE SELLING SHARES BY PHONE

     o    Call Shareholder Services to make a telephone redemption.

     o Request an exchange into your identically registered money market fund by calling 1-800-US-FUNDS between 7:30 a.m. and 7:00 p.m. Central time.

     o Then write a check for any amount if you are in the Treasury Cash Fund, or $500 or more if you are in the Government Securities Savings Fund. (This service is unavailable in retirement accounts.)

See the Exchanging Between Funds section for a description of exchanges, including the $5 exchange fee.

SIGNATURE GUARANTEE

For your protection, you will need a signature guarantee if:

     o    your address of record has changed within the past 30 days

     o    you are selling more than $15,000 worth of shares

     o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     o    a federal savings, cooperative or other type of bank

     o    a savings and loan or other thrift institution

     o    a credit union

     o    a broker or securities dealer

     o    a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

If you are selling (redeeming) shares in an IRA or similar retirement account, submit IRS Form W4-P and the reason you are withdrawing. Proceeds from the redemption of shares in a retirement account may be subject to withholding tax.

If you are in one of the groups described below, you must submit:

     OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS

     o    Letter of instruction.

     o On the letter, the signature and title of the person authorized to sign for the account, exactly as the account is registered.

     o Signature guarantee if applicable (see Signature Guarantee section above).

     OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS

     o    Letter of instruction.

     o    Corporate resolution.

     o On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

     o Signature guarantee if applicable (see Signature Guarantee section above).

     TRUSTEES, OR THEIR DESIGNATED REPRESENTATIVE, OF TRUST ACCOUNTS

     o    Letter of instruction.

     o    On the letter, the signature(s) of the trustee(s).

     o Signature guarantee if applicable (see Signature Guarantee section on page 38).

     o    Copy of the trust document.

     JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED

     o    Letter of instruction signed by surviving tenant.

     o    Copy of death certificate.

     o Signature guarantee if applicable (see Signature Guarantee Section on page 38).

     EXECUTORS OF SHAREHOLDER ESTATES

     o    Letter of instruction signed by executor.

     o    Copy of order appointing executor.

     o Signature guarantee if applicable (see Signature Guarantee section on page 38).

     ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT TYPES NOT LISTED ABOVE.

     o    Call 1-800-US-FUNDS for instructions.

Usually redemption checks are mailed in 48 hours although the funds have the right to hold checks up to seven days.

Checks may be delayed if you have changed your address in the last thirty days.

Checks can be mailed only when the purchasing check has cleared, although you may avoid this possible delay by investing by bank wire.

WIRE TRANSACTIONS

You may authorize wire transfers of proceeds if you send written wiring instructions with a signature guarantee. Proceeds, less $10 for wire fees, will usually be transmitted on the first business day after you direct us to sell shares (international wires may cost more).

CLOSING FEE

The transfer agent charges a $10 closing fee if all shares in the account are redeemed. The fee allocates to redeeming shareholders an equitable part of the transfer agent's fee, including the cost of tax reporting, which is based on the number of shareholder accounts. No closing fee is charged for exchanges between funds in the U.S. Global Investors family of funds.

                              TRANSACTION POLICIES

VALUATION OF SHARES

You may purchase or redeem shares anytime, without a sales charge, at the next determined net asset value per share (NAV). The funds establish the NAV, on each business day that the New York Stock Exchange (NYSE) is open, by dividing the net assets in each fund by its number of outstanding shares.

The funds value the portfolios of securities using market quotations, where available. If current market quotations are not readily available, they value securities at fair value as determined in good faith by the board of trustees. Short-term investments maturing in sixty days or less and all of the securities in the government securities money market funds are valued at cost plus interest earned, which approximates market value. The government securities money market funds try to maintain a constant per-share value of $1.00 although there can be no guarantee that they will do so.

EXECUTION OF REQUESTS

Buy and sell requests become effective at the close of regular trading on the NYSE, typically 4:00 p.m. Eastern time, Monday through Friday, when received by Shareholder Services or its sub-agents. If the NYSE and other financial markets close earlier, as on the eve of a holiday, net asset value is determined earlier in the day when trading closes. Orders to purchase or sell Gold Shares Fund will not be accepted after 3:00 p.m. eastern time or at the close of trading on the NYSE if it closes earlier.

TRADER'S FEE PAID TO THE FUND

To protect the interests of other investors in the fund, a trader's fee is paid by shareholders who redeem or exchange shares held less than a minimum number of days. (See Shareholder Transaction Expenses section on page 3 for the amount and the minimum holding period.) A fund may also refuse investments from shareholders who engage in short-term trading.

ACCOUNT MAINTENANCE FEE

The All American Fund assesses an account maintenance fee of $3 per quarter. The purpose of the fee is to allocate part of the cost of maintaining shareholder accounts equally to all accounts.

SMALL ACCOUNTS

If you draw down an account so that its total value is less than $5,000 (or $1000 in government securities money market funds), you will be charged a small monthly fee as follows:

     o    $1 a month for All American, Income and Real Estate Funds.

     o $5 a month for Treasury Cash, Tax Free, Government Securities Savings, Near-Term Tax Free and China Region Funds.

Active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts are exempt from this provision.

TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Shareholder Services is not responsible for any losses that may occur in any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days--although you may still exchange between funds. Proceeds from telephone transactions can only be mailed to the address of record after the 30 days.

CONFIRMATION STATEMENTS AND CERTIFICATES

All fund shares are electronically recorded. Your confirmation statement is your proof that you have purchased shares. Share certificates are not issued.

ELIGIBILITY BY STATE

You may only invest in, or exchange into, fund shares legally available in your state. At this time, all funds are registered in all states.

                         DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS

In general, you will receive account statements as follows:

     o Whenever there is activity in your account, other than when checks you write are deducted.

     o    If there is no activity, once a year.

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed no later than January 31.

DIVIDENDS

The funds generally pay income dividends and distribute capital gains, if any, as follows:

     o Gold and natural resources funds and China Region Fund--dividends and capital gains are distributed annually, usually in December.

     o All American and Income Funds--dividends are distributed quarterly; capital gains are distributed annually.

     o Real Estate Fund--dividends are distributed semi-annually; capital gains are distributed annually.

     o Tax-free funds--dividends are distributed monthly; capital gains are distributed annually.

     o Government Securities money market funds--all net income is declared and distributed as a daily dividend and distributed monthly.

DIVIDEND REINVESTMENT

Most investors have their dividends and distributions reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

TAXABILITY OF DIVIDENDS

As long as a fund meets the requirements for being a qualified regulated investment company, which each fund has done in the past and intends to do in the future, it pays no federal income tax on the earnings it distributes to shareholders. Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable to you. Dividends from a fund's long-term capital gains are taxable to you as capital gains regardless of the time you have held the shares. Dividends from other sources are generally taxable as ordinary income.

For Federal income tax purposes, the tax-free funds will exclude distributions of net tax-exempt interest income from your gross income. Dividends from taxable net investment income as well as net short-term capital gains are taxable as ordinary income. Distributions of net capital gains are taxable as long-term capital gains.

When you buy your shares, the price may reflect undistributed income, capital gains, or unrealized appreciation of securities. A dividend or capital gain distribution paid to you shortly after you purchase shares will reduce the net asset value of your shares by the amount of the distribution. Although, in effect, a return of capital, these payments are fully taxable.

Some dividends paid in January may be taxable as if they had been paid the previous December.

Corporations may be entitled to take a dividends-received deduction for part of certain dividends they receive.

The Form 1099-DIV that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS

Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

PERFORMANCE INFORMATION

From time to time, in advertisements or reports, a fund may compare its performance to that of other mutual funds with similar investment objectives or to stock, bond or other indexes, as reported in various periodicals. Comparisons may be made in terms of yield, total return, or yield and total return. You should not think of these performance comparisons as representing the fund's future performance.

Definitions:

     o    YIELD is a measure or net interest and dividend income.

     o AVERAGE ANNUAL TOTAL RETURN is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all of the parts of a fund's investment return for periods of one year or more.

     o TOTAL RETURN is the sum of all or the parts of a funds investment return.

                          ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS

U.S. Global Investors Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Each financing account will be charged an annual maintenance fee as follows:

     o    Regular IRA                  $10

     o    SEP IRA                      $15

     o    Simple IRA                   $25

     o    Profit sharing plan          $15

U.S. Global Investors Funds offers many other services. For example, payroll deductions, custodial accounts, systematic withdrawals.

Please call 1-800-US-FUNDS for more information.

                                  FUND DETAILS

HOW THE FUNDS ARE ORGANIZED

U.S. Global Investors Funds is an open-end management investment company.

The funds are supervised by a board of trustees, an independent body that has ultimate responsibility for fund activities. The board retains various companies to carry out fund operations, including the investment adviser, custodian transfer agent and others. The board has the right, to terminate the funds' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the board of trustees. Afterwards, the board and the shareholders determine the board's membership. The board of U.S. Global Investors Funds includes individuals who are affiliated with the investment adviser. However, the majority of the board members are independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for purposes such as electing or removing board members, changing fundamental policies, or approving a management contract.

THE MANAGEMENT FIRM (THE ADVISER)

U.S. Global Investors, Inc., founded in 1968, gives investment advice and manages the funds. Frank E. Holmes, chief executive officer and chairman of the adviser's board of directors as well as president and trustee for the funds, owns more than 25 percent of the voting stock of the adviser and is its controlling shareholder.

The adviser makes investment decisions for U.S. Global Investors Funds independently of those made for other investment companies it advises. Each fund pays the adviser a fee based on its average net assets. See the Annual Fund Operating Expenses section for rates paid during the last fiscal year.

                              FOR MORE INFORMATION

Three documents are available that offer further information on U.S. Global Investors Funds.

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports include financial statements, detailed performance information, portfolio holdings, a statement from management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (that is, it is a legal part of this prospectus).

To request a free copy of the current annual/semi-annual report or SAI, please write or call:

ADDRESS

U.S. Global Investors Funds
P.O. Box 781234
San Antonio, Texas
78278-1234

TELEPHONE

1-800-US-FUNDS (800-873-8637)

INTERNET

http://www.us-global.com

INVESTMENT ADVISER

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, TX 78229

LEGAL COUNSEL

Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

TRANSFER AGENT

United Shareholder Services, Inc.
P.O. Box 781234
San Antonio, TX 78278-1234

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
700 North St. Mary's, Suite 900
San Antonio, TX 78205

CUSTODIAN, FUND ACCOUNTANT ADMINISTRATOR

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109